CONSOLIDATED STATEMENTS OF EARNINGS (CAD) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Commodity sales	19,101	20,611	15,863
Gas distribution sales	1,910	1,906	1,814
Transportation and other services	4,295	4,536	3,843
Total revenues	25,306	27,053	21,520
Expenses
Commodity costs	18,566	19,864	15,276
Gas distribution costs	1,220	1,281	1,249
Operating and administrative	2,890	2,281	2,032
Depreciation and amortization	1,206	1,112	1,017
Environmental costs, net of recoveries (Note 28)	(88)	(116)	619
Total expenses	23,794	24,422	20,193
Total operating income	1,512	2,631	1,327
Income from equity investments (Note 11)	160	210	228
Other income (Note 25)	240	117	318
Interest expense (Note 16)	(841)	(928)	(865)
Income (Loss) from Continuing Operations before Income Taxes, Extraordinary Items, Noncontrolling Interest	1,071	2,030	1,008
Income taxes (Note 23)	(128)	(526)	(227)
Earnings before extraordinary loss	943	1,504	781
Extraordinary loss, net of tax (Note 5)		(262)
Earnings	943	1,242	781
(Earnings)/loss attributable to noncontrolling interests and redeemable noncontrolling interests	(228)	(409)	170
Earnings attributable to Enbridge Inc.	715	833	951
Preference share dividends	(105)	(13)	(7)
Earnings attributable to Enbridge Inc. common shareholders	610	820	944
Earnings attributable to Enbridge Inc. common shareholders
Earnings before extraordinary loss	610	1,082	944
Extraordinary loss, net of tax (Note 5)		(262)
Earnings attributable to Enbridge Inc. common shareholders	610	820	944
Earnings per common share attributable to Enbridge Inc. common shareholders (Note 19)
Earnings before extraordinary loss (in Canadian dollars per share)	0.79	1.44	1.27
Extraordinary loss, net of tax (in Canadian dollars per share)		(0.35)
Total earnings per common share (in Canadian dollars per share)	0.79	1.09	1.27
Diluted earnings per common share attributable to Enbridge Inc. common shareholders (Note 19)
Earnings before extraordinary loss (in Canadian dollars per share)	0.78	1.42	1.26
Extraordinary loss, net of tax (in Canadian dollars per share)		(0.34)
Total diluted earnings per common share (in Canadian dollars per share)	0.78	1.08	1.26